EMPLOYEE BENEFITS & SHARE-BASED COMPENSATION PLANS - Shares held by ESOP (Details) - shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares held by the ESOP include the following:
Allocated	95,240	71,430	47,620
Committed to be allocated	5,952	23,810	23,810
Unallocated	255,960	261,912	285,722
Total	357,152	357,152	357,152